Share-Based Payment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statements [Line Items]
Expiration of unexercised stock options			$ (2,726)
Stock based compensation expense	$ 2,143	$ 1,148	1,129
Non-Controlling Interest [Member]
Statements [Line Items]
Balance	8,475	0
Value of iOx options relating to pre-acquisition services		7,364
Expiration of unexercised stock options	0
Stock based compensation expense	2,143	1,111
Balance	10,618	8,475	0
Stock Option Reserve [Member]
Statements [Line Items]
Balance	324	267
Value of iOx options relating to pre-acquisition services		0
Expiration of unexercised stock options	(282)		1,632
Stock based compensation expense	16	57
Balance	$ 58	$ 324	$ 267